Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	May 16, 2023	May 15, 2023
Class of Stock [Line Items]
Common stock, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	75,000,000
Common stock par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of shares authorized issue						1,000,100,000
Preferred stock, shares authorized	100,000		100,000	100,000	100,000
Preferred stock par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock votes per share				1 vote per share.
Issuance of common stock for intangible assets					90,600
Preferred Stock, Shares Issued	100,000		100,000	100,000	0
Stock Issued During Period, Value, Other				$ 1,235,477
Stock Issued During Period, Shares, New Issues			37,900,000
Stock Repurchased and Retired During Period, Value		$ 435,000		$ 435,000
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for intangible assets					2,013,334
Stock Issued During Period, Shares, Other				507,228,334
Stock Issued During Period, Value, Other				$ 507,229
Stock Issued During Period, Shares, New Issues	37,900,000	507,228,334		74,000,000
Stock Repurchased and Retired During Period, Value
Common Stock [Member] | Former Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares				6,013,334
Stock Repurchased and Retired During Period, Value				$ 435,000
Super Voting Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						100,000
Preferred stock par value						$ 0.001
Preferred stock votes per share				10,000
Preferred Stock, Shares Issued				100,000
Stock Issued During Period, Shares, Other				581,228,334
Stock Issued During Period, Value, Other				$ 1,235,477